Business segment information (Tables)	6 Months Ended
Jun. 30, 2020
Business segment information
Schedule of information by business segment

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2020	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	2,574	8,403	27,956	30,661	6	—	69,600
Intersegment sales	8,661	895	9,051	196	59	(18,862)	—
Excise taxes	—	—	(1,119)	(8,342)	—	—	(9,461)
Revenues from sales	11,235	9,298	35,888	22,515	65	(18,862)	60,139
Operating expenses	(6,048)	(8,398)	(35,736)	(21,730)	(562)	18,862	(53,612)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,311)	(1,616)	(788)	(473)	(40)	—	(15,228)
Operating income	(7,124)	(716)	(636)	312	(537)	—	(8,701)
Net income (loss) from equity affiliates and other items	440	420	(92)	32	164	—	964
Tax on net operating income	(56)	330	203	(159)	2	—	320
Net operating income	(6,740)	34	(525)	185	(371)	—	(7,417)
Net cost of net debt							(1,003)
Non-controlling interests							85
Net income - group share							(8,335)

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2020 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	(16)	—	—	—	—	(16)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(16)	—	—	—	—	(16)
Operating expenses	(37)	(318)	(1,637)	(341)	(91)	—	(2,424)
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,338)	(953)	—	—	—	—	(8,291)
Operating income(b)	(7,375)	(1,287)	(1,637)	(341)	(91)	—	(10,731)
Net income (loss) from equity affiliates and other items	71	(292)	(271)	(5)	—	—	(497)
Tax on net operating income	70	374	426	100	12	—	982
Net operating income(b)	(7,234)	(1,205)	(1,482)	(246)	(79)	—	(10,246)
Net cost of net debt							(68)
Non-controlling interests							72
Net income - group share							(10,242)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect

- On operating income	—	—	(1,604)	(234)	—
- On net operating income	—	—	(1,371)	(163)	—

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2020 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	2,574	8,419	27,956	30,661	6	—	69,616
Intersegment sales	8,661	895	9,051	196	59	(18,862)	—
Excise taxes	—	—	(1,119)	(8,342)	—	—	(9,461)
Revenues from sales	11,235	9,314	35,888	22,515	65	(18,862)	60,155
Operating expenses	(6,011)	(8,080)	(34,099)	(21,389)	(471)	18,862	(51,188)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,973)	(663)	(788)	(473)	(40)	—	(6,937)
Adjusted operating income	251	571	1,001	653	(446)	—	2,030
Net income (loss) from equity affiliates and other items	369	712	179	37	164	—	1,461
Tax on net operating income	(126)	(44)	(223)	(259)	(10)	—	(662)
Adjusted net operating income	494	1,239	957	431	(292)	—	2,829
Net cost of net debt							(935)
Non-controlling interests							13
Adjusted net income - group share							1,907

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2020	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	3,265	3,461	533	334	66		7,659
Total divestments	325	433	101	72	26		957
Cash flow from operating activities	4,833	900	(103)	420	(1,272)		4,778

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2019	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	4,067	10,208	44,220	43,950	2	—	102,447
Intersegment sales	15,302	1,259	16,310	301	63	(33,235)	—
Excise taxes	—	—	(1,537)	(10,584)	—	—	(12,121)
Revenues from sales	19,369	11,467	58,993	33,667	65	(33,235)	90,326
Operating expenses	(8,234)	(10,287)	(56,502)	(32,178)	(406)	33,235	(74,372)
Depreciation, depletion and impairment of tangible assets and mineral interests	(5,216)	(643)	(763)	(470)	(35)	—	(7,127)
Operating income	5,919	537	1,728	1,019	(376)	—	8,827
Net income (loss) from equity affiliates and other items	367	1,041	260	101	27	—	1,796
Tax on net operating income	(2,585)	(623)	(246)	(334)	124	—	(3,664)
Net operating income	3,701	955	1,742	786	(225)	—	6,959
Net cost of net debt							(1,015)
Non-controlling interests							(77)
Net income - group share							5,867

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2019 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	(86)	—	—	—	—	(86)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(86)	—	—	—	—	(86)
Operating expenses	—	(112)	449	40	—	—	377
Depreciation, depletion and impairment of tangible assets and mineral interests	(43)	(11)	(10)	—	—	—	(64)
Operating income(b)	(43)	(209)	439	40	—	—	227
Net income (loss) from equity affiliates and other items	—	413	(47)	(7)	—	—	359
Tax on net operating income	—	(270)	(121)	(13)	—	—	(404)
Net operating income(b)	(43)	(66)	271	20	—	—	182
Net cost of net debt							(8)
Non-controlling interests							47
Net income - group share							221

(a)Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b)Of which inventory valuation effect

- On operating income	—	—	486	40	—
- On net operating income	—	—	344	27	—

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2019 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	4,067	10,294	44,220	43,950	2	—	102,533
Intersegment sales	15,302	1,259	16,310	301	63	(33,235)	—
Excise taxes	—	—	(1,537)	(10,584)	—	—	(12,121)
Revenues from sales	19,369	11,553	58,993	33,667	65	(33,235)	90,412
Operating expenses	(8,234)	(10,175)	(56,951)	(32,218)	(406)	33,235	(74,749)
Depreciation, depletion and impairment of tangible assets and mineral interests	(5,173)	(632)	(753)	(470)	(35)	—	(7,063)
Adjusted operating income	5,962	746	1,289	979	(376)	—	8,600
Net income (loss) from equity affiliates and other items	367	628	307	108	27	—	1,437
Tax on net operating income	(2,585)	(353)	(125)	(321)	124	—	(3,260)
Adjusted net operating income	3,744	1,021	1,471	766	(225)	—	6,777
Net cost of net debt							(1,007)
Non-controlling interests							(124)
Adjusted net income - group share							5,646

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2019	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	4,282	1,975	648	527	51		7,483
Total divestments	89	574	239	157	3		1,062
Cash flow from operating activities	7,704	1,533	1,120	843	(1,320)		9,880

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2020	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	992	3,313	9,433	11,986	6	—	25,730
Intersegment sales	3,097	301	2,956	107	31	(6,492)	—
Excise taxes	—	—	(469)	(3,699)	—	—	(4,168)
Revenues from sales	4,089	3,614	11,920	8,394	37	(6,492)	21,562
Operating expenses	(2,405)	(3,406)	(10,895)	(7,931)	(315)	6,492	(18,460)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,667)	(1,282)	(393)	(229)	(22)	—	(11,593)
Operating income	(7,983)	(1,074)	632	234	(300)	—	(8,491)
Net income (loss) from equity affiliates and other items	17	21	(35)	22	40	—	65
Tax on net operating income	398	322	(132)	(127)	(26)	—	435
Net operating income	(7,568)	(731)	465	129	(286)	—	(7,991)
Net cost of net debt							(431)
Non-controlling interests							53
Net income - group share							(8,369)

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2020 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	(18)	—	—	—	—	(18)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(18)	—	—	—	—	(18)
Operating expenses	(27)	(199)	(48)	5	(36)	—	(305)
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,338)	(953)	—	—	—	—	(8,291)
Operating income (b)	(7,365)	(1,170)	(48)	5	(36)	—	(8,614)
Net income (loss) from equity affiliates and other items	(57)	(217)	(63)	(5)	—	—	(342)
Tax on net operating income	63	330	1	—	12	—	406
Net operating income(b)	(7,359)	(1,057)	(110)	—	(24)	—	(8,550)
Net cost of net debt							33
Non-controlling interests							22
Net income - group share							(8,495)

(a)Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b)Of which inventory valuation effect

- On operating income	—	—	(26)	(16)	—
- On net operating income	—	—	(86)	(9)	—

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2020 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	992	3,331	9,433	11,986	6	—	25,748
Intersegment sales	3,097	301	2,956	107	31	(6,492)	—
Excise taxes	—	—	(469)	(3,699)	—	—	(4,168)
Revenues from sales	4,089	3,632	11,920	8,394	37	(6,492)	21,580
Operating expenses	(2,378)	(3,207)	(10,847)	(7,936)	(279)	6,492	(18,155)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,329)	(329)	(393)	(229)	(22)	—	(3,302)
Adjusted operating income	(618)	96	680	229	(264)	—	123
Net income (loss) from equity affiliates and other items	74	238	28	27	40	—	407
Tax on net operating income	335	(8)	(133)	(127)	(38)	—	29
Adjusted net operating income	(209)	326	575	129	(262)	—	559
Net cost of net debt							(464)
Non-controlling interests							31
Adjusted net income - group share							126

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2020	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	1,606	1,170	307	174	21		3,278
Total divestments	204	89	22	26	9		350
Cash flow from operating activities	910	1,389	1,080	819	(719)		3,479

	Exploration	Integrated Gas,
2nd quarter 2019	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	2,273	3,789	22,509	22,671	—	—	51,242
Intersegment sales	7,586	632	8,293	139	36	(16,686)	—
Excise taxes	—	—	(761)	(5,279)	—	—	(6,040)
Revenues from sales	9,859	4,421	30,041	17,531	36	(16,686)	45,202
Operating expenses	(4,205)	(3,878)	(29,168)	(16,844)	(229)	16,686	(37,638)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,687)	(328)	(389)	(237)	(20)	—	(3,661)
Operating income	2,967	215	484	450	(213)	—	3,903
Net income (loss) from equity affiliates and other items	173	661	111	111	26	—	1,082
Tax on net operating income	(1,161)	(450)	46	(170)	64	—	(1,671)
Net operating income	1,979	426	641	391	(123)	—	3,314
Net cost of net debt							(510)
Non-controlling interests							(48)
Net income - group share							2,756

	Exploration	Integrated Gas,
2nd quarter 2019 (adjustments) (a)	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(59)	—	—	—	—	(59)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(59)	—	—	—	—	(59)
Operating expenses	—	(54)	(43)	(34)	—	—	(131)
Depreciation, depletion and impairment of tangible assets and mineral interests	(43)	(11)	(10)	—	—	—	(64)
Operating income (b)	(43)	(124)	(53)	(34)	—	—	(254)
Net income (loss) from equity affiliates and other items	—	407	(49)	(7)	—	—	351
Tax on net operating income	—	(286)	28	9	—	—	(249)
Net operating income (b)	(43)	(3)	(74)	(32)	—	—	(152)
Net cost of net debt							(4)
Non-controlling interests							25
Net income - group share							(131)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect

- On operating income	—	—	(6)	(34)	—
- On net operating income	—	—	(1)	(25)	—

	Exploration	Integrated Gas,
2nd quarter 2019 (adjusted)	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	2,273	3,848	22,509	22,671	—	—	51,301
Intersegment sales	7,586	632	8,293	139	36	(16,686)	—
Excise taxes	—	—	(761)	(5,279)	—	—	(6,040)
Revenues from sales	9,859	4,480	30,041	17,531	36	(16,686)	45,261
Operating expenses	(4,205)	(3,824)	(29,125)	(16,810)	(229)	16,686	(37,507)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,644)	(317)	(379)	(237)	(20)	—	(3,597)
Adjusted operating income	3,010	339	537	484	(213)	—	4,157
Net income (loss) from equity affiliates and other items	173	254	160	118	26	—	731
Tax on net operating income	(1,161)	(164)	18	(179)	64	—	(1,422)
Adjusted net operating income	2,022	429	715	423	(123)	—	3,466
Net cost of net debt							(506)
Non-controlling interests							(73)
Adjusted net income - group share							2,887

	Exploration	Integrated Gas,
2nd quarter 2019	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,257	857	363	383	36		3,896
Total divestments	60	349	70	85	1		565
Cash flow from operating activities	3,768	641	1,658	611	(427)		6,251

Schedule of reconciliation of the information by business segment with consolidated financial statements

			Consolidated
1sthalf 2020			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	69,616	(16)	69,600
Excise taxes	(9,461)	—	(9,461)
Revenues from sales	60,155	(16)	60,139

Purchases net of inventory variation	(37,949)	(2,144)	(40,093)
Other operating expenses	(12,985)	(280)	(13,265)
Exploration costs	(254)	—	(254)
Depreciation, depletion and impairment of tangible assets and mineral interests	(6,937)	(8,291)	(15,228)
Other income	820	122	942
Other expense	(294)	(234)	(528)

Financial interest on debt	(1,094)	(5)	(1,099)
Financial income and expense from cash & cash equivalents	(13)	(92)	(105)
Cost of net debt	(1,107)	(97)	(1,204)

Other financial income	607	—	607
Other financial expense	(341)	(1)	(342)

Net income (loss) from equity affiliates	669	(384)	285

Income taxes	(490)	1,011	521
Consolidated net income	1,894	(10,314)	(8,420)
Group share	1,907	(10,242)	(8,335)
Non-controlling interests	(13)	(72)	(85)

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
1sthalf 2019			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	102,533	(86)	102,447
Excise taxes	(12,121)	—	(12,121)
Revenues from sales	90,412	(86)	90,326

Purchases net of inventory variation	(60,533)	422	(60,111)
Other operating expenses	(13,758)	(45)	(13,803)
Exploration costs	(458)	—	(458)
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,063)	(64)	(7,127)
Other income	453	115	568
Other expense	(190)	(208)	(398)

Financial interest on debt	(1,121)	(8)	(1,129)
Financial income and expense from cash & cash equivalents	(70)	—	(70)
Cost of net debt	(1,191)	(8)	(1,199)

Other financial income	486	—	486
Other financial expense	(383)	—	(383)

Net income (loss) from equity affiliates	1,071	452	1,523

Income taxes	(3,076)	(404)	(3,480)
Consolidated net income	5,770	174	5,944
Group share	5,646	221	5,867
Non-controlling interests	124	(47)	77

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2020			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	25,748	(18)	25,730
Excise taxes	(4,168)	—	(4,168)
Revenues from sales	21,580	(18)	21,562

Purchases net of inventory variation	(11,842)	(183)	(12,025)
Other operating expenses	(6,199)	(122)	(6,321)
Exploration costs	(114)	—	(114)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,302)	(8,291)	(11,593)
Other income	240	122	362
Other expense	(103)	(5)	(108)

Financial interest on debt	(527)	(3)	(530)
Financial income and expense from cash & cash equivalents	(3)	53	50
Cost of net debt	(530)	50	(480)

Other financial income	419	—	419
Other financial expense	(160)	(1)	(161)

Net income (loss) from equity affiliates	11	(458)	(447)

Income taxes	95	389	484
Consolidated net income	95	(8,517)	(8,422)
Group share	126	(8,495)	(8,369)
Non-controlling interests	(31)	(22)	(53)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2019			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	51,301	(59)	51,242
Excise taxes	(6,040)	—	(6,040)
Revenues from sales	45,261	(59)	45,202

Purchases net of inventory variation	(30,295)	(95)	(30,390)
Other operating expenses	(7,042)	(36)	(7,078)
Exploration costs	(170)	—	(170)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,597)	(64)	(3,661)
Other income	253	68	321
Other expense	(117)	(72)	(189)

Financial interest on debt	(564)	(4)	(568)
Financial income and expense from cash & cash equivalents	(42)	—	(42)
Cost of net debt	(606)	(4)	(610)

Other financial income	326	—	326
Other financial expense	(188)	—	(188)

Net income (loss) from equity affiliates	457	355	812

Income taxes	(1,322)	(249)	(1,571)
Consolidated net income	2,960	(156)	2,804
Group share	2,887	(131)	2,756
Non-controlling interests	73	(25)	48

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

Schedule of detail of the adjustment items
		Exploration	Integrated	Refining	Marketing	Corporate	Total
		&	Gas,	&	&
		Production	Renewables	Chemicals	Services
(M$)			& Power
2nd quarter 2020	Inventory valuation effect	—	—	(26)	(16)	—	(42)
	Effect of changes in fair value	—	(100)	—	—	—	(100)
	Restructuring charges	—	(10)	(7)	—	—	(17)
	Asset impairment charges	(7,338)	(953)	—	—	—	(8,291)
	Other items	(27)	(107)	(15)	21	(36)	(164)
Total		(7,365)	(1,170)	(48)	5	(36)	(8,614)
2nd quarter 2019	Inventory valuation effect	—	—	(6)	(34)	—	(40)
	Effect of changes in fair value	—	(59)	—	—	—	(59)
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	(43)	(11)	(10)	—	—	(64)
	Other items	—	(54)	(37)	—	—	(91)
Total		(43)	(124)	(53)	(34)	—	(254)
1st half 2020	Inventory valuation effect	—	—	(1,604)	(234)	—	(1,838)
	Effect of changes in fair value	—	(98)	—	—	—	(98)
	Restructuring charges	(10)	(18)	(7)	—	—	(35)
	Asset impairment charges	(7,338)	(953)	—	—	—	(8,291)
	Other items	(27)	(218)	(26)	(107)	(91)	(469)
Total		(7,375)	(1,287)	(1,637)	(341)	(91)	(10,731)
1st half 2019	Inventory valuation effect	—	—	486	40	—	526
	Effect of changes in fair value	—	(86)	—	—	—	(86)
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	(43)	(11)	(10)	—	—	(64)
	Other items	—	(112)	(37)	—	—	(149)
Total		(43)	(209)	439	40	—	227

ADJUSTMENTS TO NET INCOME, GROUP SHARE

		Exploration	Integrated	Refining	Marketing	Corporate	Total
		&	Gas,	&	&
		Production	Renewables	Chemicals	Services
(M$)			& Power
2nd quarter 2020	Inventory valuation effect	—	—	(83)	(11)	—	(94)
	Effect of changes in fair value	—	(80)	—	—	—	(80)
	Restructuring charges	—	(10)	(10)	—	—	(20)
	Asset impairment charges	(7,272)	(829)	—	—	—	(8,101)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	(77)	(131)	(14)	10	12	(200)
Total		(7,349)	(1,050)	(107)	(1)	12	(8,495)
2nd quarter 2019	Inventory valuation effect	—	—	(3)	(25)	—	(28)
	Effect of changes in fair value	—	(47)	—	—	—	(47)
	Restructuring charges	—	(14)	(17)	—	—	(31)
	Asset impairment charges	(43)	(6)	(8)	—	—	(57)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	—	86	(48)	(6)	—	32
Total		(43)	19	(76)	(31)	—	(131)
1st half 2020	Inventory valuation effect	—	—	(1,364)	(144)	—	(1,508)
	Effect of changes in fair value	—	(79)	—	—	—	(79)
	Restructuring charges	(3)	(22)	(75)	—	—	(100)
	Asset impairment charges	(7,272)	(829)	—	—	—	(8,101)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	51	(256)	(36)	(71)	(142)	(454)
Total		(7,224)	(1,186)	(1,475)	(215)	(142)	(10,242)
1st half 2019	Inventory valuation effect	—	—	341	19	—	360
	Effect of changes in fair value	—	(69)	—	—	—	(69)
	Restructuring charges	—	(16)	(17)	—	—	(33)
	Asset impairment charges	(43)	(6)	(8)	—	—	(57)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	—	74	(48)	(6)	—	20
Total		(43)	(17)	268	13	—	221